NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS
NOTE 10:-     NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ende December 31,
	2021	2020	2019
Numerator:
Net loss	$(80,293)	$(45,025)	$(50,118)
Net loss attributable to non-controlling interest	(1,169)	(1,311)	(696)
Adjustment attributable to non-controlling interest	16,689	5,487	475
Deemed dividend to ordinary shareholders	-	4,569	-
Net loss attributable to WalkMe Ltd.	$(95,813)	$(53,770)	$(49,897)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	51,763,032	13,217,183	12,011,502
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.85)	$(4.07)	$(4.15)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2021	2020	2019
Convertible preferred shares	26,972,186	58,724,580	56,969,441
RSU’s	732,157	-	-
Outstanding share options	14,143,816	10,428,813	7,566,875
Total	41,848,159	69,153,393	64,536,316